Property and Equipment, Net (Details) - Schedule of composition of assets, grouped by major classification - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,395	$ 2,248
Less - accumulated depreciation and amortization	(2,170)	(2,073)
Property and equipment, net	225	175
Computers and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,089	1,977
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	158	157
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	121	87
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 27	$ 27